Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

7. Long-Term Debt

Prior Revolving Credit Facility

Prior to its termination on July 27, 2018, the Minerals Subsidiaries maintained a secured revolving credit facility with a syndicate of financial institutions (the “prior revolving credit facility”), which had been amended periodically. The prior revolving credit facility had a commitment of $150 million, and a borrowing base and outstanding borrowings of $70 million each as of July 27, 2018. Brigham Minerals terminated the prior revolving credit facility on July 27, 2018 with proceeds from the Owl Rock credit facility (as defined below). Additionally, during the third quarter of 2018, Brigham Resources wrote off approximately $0.3 million of unamortized debt issuance costs that were related to the prior revolving credit facility.

Owl Rock Credit Facility

On July 27, 2018, the prior revolving credit facility was terminated in conjunction with the entry into a new credit facility (the “Owl Rock credit facility”) with Owl Rock Capital Corporation as administrative agent and collateral agent. Brigham Resources used the proceeds from the Owl Rock credit facility to repay the outstanding $70 million of principal under the prior revolving credit facility and to fund mineral and royalty acquisitions. The Owl Rock credit facility was subject to customary fees, guarantees of subsidiaries, restrictions and covenants, including certain restricted payments, and was collateralized by certain oil and natural gas properties of Brigham Resources. The Owl Rock credit facility provided for a $125 million initial term loan, a $75 million delayed draw term loan (“DDTL”) and a $10 million revolving credit facility, bore interest at a rate per annum equal to, at Brigham Resources’ option, (a) the base rate plus 4.50%, or (b) the adjusted LIBOR rate for such interest period (subject to a 1.00% floor) plus 5.50%, matured on July 27, 2024 and required Brigham Resources to maintain compliance with certain financial and collateral coverage ratios.

On May 7, 2019, the Owl Rock credit facility was terminated and paid off using the proceeds generated from the IPO. As a result of the debt repayment, Brigham Minerals recognized a loss on extinguishment of debt of $6.9 million, which consisted of a $4.0 million write-off of capitalized debt issuance costs, a $2.1 million prepayment fee and accrued legal fees of $0.8 million.

New Revolving Credit Facility

On May 16, 2019 (the “closing date”) Brigham Resources entered into a credit agreement with Wells Fargo Bank, N.A., as administrative agent for the various lenders from time to time party thereto, providing for a new revolving credit facility (our “new revolving credit facility”). Our new revolving credit facility is guaranteed by Brigham Resources’ domestic subsidiaries and is collateralized by a lien on substantially all of Brigham Resources and its domestic subsidiaries’ assets, including substantially all of their respective royalty and mineral properties.

Availability under our new revolving credit facility is governed by a borrowing base, which is subject to redetermination on November 1, 2019, February 1, 2020, and semi-annually thereafter on May 1 and November 1 of each year, commencing with May 1, 2020. In addition, lenders holding two-thirds of the aggregate commitments may request one additional redetermination each year. Brigham Resources can also request one additional redetermination each year, and such other redeterminations as appropriate when significant acquisition opportunities arise. The borrowing base is subject to further adjustments for asset dispositions, material title deficiencies, certain terminations of hedge agreements and issuances of permitted additional indebtedness. Increases to the borrowing base require unanimous approval of the lenders, while decreases only require approval of lenders holding two-thirds of the aggregate commitments at such time. As of September 30, 2019, the borrowing base was $135.0 million and the outstanding balance under our new revolving credit facility was $45.0 million.

Our new revolving credit facility bears interest at a rate per annum equal to, at our option, the adjusted base rate or the adjusted LIBOR rate plus an applicable margin. The applicable margin is based on utilization of our new revolving credit facility and ranges from (a) in the case of adjusted base rate loans, 0.750% to 1.750% and (b) in the case of adjusted LIBOR rate loans, 1.750% to 2.750%. Brigham Resources may elect an interest period of one, two, three, six, or if available to all lenders, twelve months. Interest is payable in arrears at the end of each interest period, but no less frequently than quarterly. A commitment fee is payable quarterly in arrears on the daily undrawn available commitments under our new revolving credit facility in an amount ranging from 0.375% to 0.500% based on utilization of our new revolving credit facility. Our new revolving credit facility is subject to other customary fee, interest and expense reimbursement provisions.

Our new revolving credit facility matures on May 16, 2024. Loans drawn under our new revolving credit facility may be prepaid at any time without premium or penalty (other than customary LIBOR breakage) and must be prepaid in the event that exposure exceeds the lesser of the borrowing base and the elected availability at such time. The principal amount of loans that are prepaid are required to be accompanied by accrued and unpaid interest and fees on such amounts. Loans that are prepaid may be reborrowed. In addition, Brigham Resources may permanently reduce or terminate in full the commitments under our new revolving credit facility prior to maturity. Any excess exposure resulting from such permanent reduction or termination must be prepaid. Upon the occurrence of an event of default under our new revolving credit facility, the administrative agent acting at the direction of the lenders holding a majority of the aggregate commitments at such time may accelerate outstanding loans and terminate all commitments under our new revolving credit facility, provided that such acceleration and termination occurs automatically upon the occurrence of a bankruptcy or insolvency event of default.

Our new revolving credit facility contains customary affirmative and negative covenants, including, without limitation, reporting obligations, restrictions on asset sales, restrictions on additional debt and lien incurrence and restrictions on making distributions (subject only to no default or borrowing base deficiency) and investments. In addition, our new revolving credit facility requires us to maintain (a) a current ratio of not less than 1.00 to 1.00 and (b) a ratio of total net funded debt to consolidated EBITDA of not more than 4.00 to 1.00. As of September 30, 2019, we were in compliance with all covenants in accordance with our new revolving credit facility.

On November 7, 2019, the borrowing base on our new revolving credit facility was increased to $150.0 million. See “Note 14—Subsequent Events” to the condensed consolidated and combined financial statements of Brigham Minerals as of September 30, 2019 included elsewhere in this prospectus for further discussion.

7. Long-Term Debt

Prior to its termination on July 27, 2018, the Minerals Subsidiaries maintained a secured revolving credit facility with a syndicate of financial institutions (the prior “revolving credit facility”), which had been amended periodically. The revolving credit facility had aggregate commitments of $150 million and a borrowing base of $70 million, subject to periodic redeterminations based on the Minerals Subsidiaries’ oil and natural gas reserves and other factors. The borrowing base was re-determined semi-annually with effective dates of May 1 and November 1. In addition, the Minerals Subsidiaries were permitted to request up to one additional redetermination of the borrowing base during any fiscal year. The borrowing base and outstanding borrowings were $70 million and $70 million, respectively, as of June 30, 2018 and $50 million and $27 million, respectively, as of December 31, 2017.

The outstanding borrowings under the prior revolving credit facility bore interest at a rate elected by the Minerals Subsidiaries that was equal to either an adjusted base rate, which was equal to the greatest of the prime rate, the Federal Funds effective rate plus 0.5% or 3-month LIBOR plus 1.0%, or an adjusted LIBOR rate with an interest period selected by the Minerals Subsidiaries, in each case, plus the applicable margin. The applicable margin ranged from 1.50% to 2.50% in the case of the adjusted base rate and from 2.50% to 3.50% in the case of LIBOR, in each case, depending on the amount of the loan outstanding in relation to the borrowing base. The Minerals Subsidiaries were obligated to pay a quarterly commitment fee ranging from 0.375% to 0.500% per year on the unused portion of the borrowing base, depending on the amount of the loan outstanding in relation to the borrowing base. Loan principal was permitted to be repaid from time to time at the option of Minerals Subsidiaries without premium or penalty (other than customary LIBOR breakage). Loan principal was required to be paid back to the extent the loan amount exceeded the borrowing base at any time before maturity or the total outstanding balance upon the January 26, 2021 maturity date. The loan was secured by substantially all of the Minerals Subsidiaries’ assets.

The credit agreement governing the prior revolving credit facility contained various affirmative and negative covenants, including limiting additional indebtedness, additional liens, sales of assets, mergers and consolidations, dividends and distributions, transactions with affiliates and entering into certain swap agreements. Additionally, the credit agreement required the maintenance of quarterly financial ratios including total debt to EBITDAX not to exceed 4 to 1 and a ratio of current assets to current liabilities of no less than 1 to 1. Brigham Resources was in compliance with all financial covenants as of December 31, 2017.

On July 27, 2018, the prior revolving credit facility was terminated in conjunction with a new term loan facility (our “term loan facility”) with Owl Rock as administrative agent and collateral agent. Brigham Resources used the proceeds from the term loan facility to repay the outstanding $70 million of principal under the prior revolving credit facility and to fund mineral and royalty acquisitions. Additionally, during the third quarter of 2018, Brigham Resources wrote off approximately $0.3 million of unamortized debt issuance costs that were related to the prior revolving credit facility. Our term loan facility is subject to customary fees, guarantees of subsidiaries, restrictions and covenants, including certain restricted payments, and is collateralized by certain oil and natural gas properties of Brigham Resources.

Structure. Our term loan facility provides for a $125 million initial term loan and a delayed draw term loan (“DDTL”) of $75 million, which will be subject to certain customary conditions. In addition, a $10 million revolving credit facility is available for general corporate purposes.

Interest. Our term loan facility bears interest at a rate per annum equal to, at Brigham Resources’ option, (a) the base rate plus 4.50%, or (b) the adjusted LIBOR rate for such interest period (subject to a 1.00% floor) plus 5.50%. From and after the date of an underwritten public offering, each of the foregoing margins will decrease by 0.50% if at the end of the most recently completed fiscal quarter our total net leverage ratio (as defined in the credit agreement governing our term loan facility) is less than or equal to 2.00 to 1.00.

Maturity. July 27, 2024.

Amortization. The loans amortize in quarterly installments equal to, upon the consummation of an underwritten public offering, 1.00% per annum and, otherwise, 5.00% per annum (commencing with the quarter ending December 31, 2019), in each case, subject to certain requirements to prepay the outstanding balance of the loan with certain excess cash flows (as defined in the credit agreement governing our term loan facility).

As of December 31, 2018, we had $175.0 million of outstanding borrowings under our term loan facility. The credit agreement governing our term loan facility also requires us to maintain compliance with the following financial and collateral coverage ratios:

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an asset coverage ratio, which is the ratio of (a) the sum of (i) the present value of our and the other loan parties’ proved reserves (as set forth in the most recently delivered reserve report) that are subject to a mortgage in favor of the administrative agent under our term loan facility plus (ii) the Swap Mark-to-Market Value (as defined in the credit agreement) as of such date to (b) Consolidated Senior Secured First Lien Indebtedness (as defined in the credit agreement) as of such date of not less than 1.75 to 1.00.

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a total net leverage ratio, which is the ratio, on a pro forma basis, of (a) Consolidated Total Indebtedness (as defined in the credit agreement) as of such date less up to $25 million of cash and certain permitted investments to (b) two times our Consolidated EBITDA (as defined in the credit agreement) for the most recently completed Test Period (as defined in the credit agreement) of not more than (y) upon the consummation of an underwritten public offering, 4.00 to 1.00 as of the last day of any fiscal quarter or (z) otherwise, 5.50 to 1.00 commencing on September 30, 2018, which steps down quarterly to 4.00 to 1.00 as of December 31, 2019.

•	a debt to capitalization ratio, which is the ratio of (a) Consolidated Total Indebtedness to (b) Total Invested Capital (as defined in the credit agreement) of no more than 0.40 to 1.00.

Brigham Resources was in compliance with all financial covenants as of December 31, 2018.

During the year ended December 31, 2018, Brigham Resources borrowed and repaid $7.0 million from Brigham Operating, at an interest rate of 7.00%.